OTHER PAYABLES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
OTHER PAYABLES

NOTE 14 - OTHER PAYABLES:

	December 31, 2025	December 31, 2024
Excise Tax	1,569	1,569
Accrued expenses	1,872	1,596
Employees, salaries and related liabilities	574	1,008
Liabilities for grants received (see also note 22)	202	177
Total	4,217	4,350

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)